Schedule of Investments (unaudited) April 30, 2021	iShares® MSCI China A ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.9%
AECC Aero-Engine Control Co. Ltd., Class A	122,798	$344,378
AECC Aviation Power Co. Ltd., Class A	284,498	1,666,519
AVIC Electromechanical Systems Co. Ltd., Class A	410,899	619,364
AVIC Shenyang Aircraft Co. Ltd., Class A	126,400	1,128,315
AVIC Xi’an Aircraft Industry Group Co. Ltd., Class A	284,400	1,057,429
AVICOPTER PLC, Class A	63,299	498,105
China Aerospace Times Electronics Co. Ltd., Class A	284,497	300,404
China Avionics Systems Co. Ltd., Class A	189,600	440,559

		6,055,073

Air Freight & Logistics — 0.9%
SF Holding Co. Ltd., Class A	379,200	3,772,449
Sinotrans Ltd., Class A	474,000	357,606
STO Express Co. Ltd., Class A	189,641	252,137
YTO Express Group Co. Ltd., Class A	347,600	633,041
Yunda Holding Co. Ltd., Class A	282,640	703,503

		5,718,736

Airlines — 0.6%
Air China Ltd., Class A	719,900	910,399
China Eastern Airlines Corp. Ltd., Class A	979,600	790,544
China Southern Airlines Co. Ltd., Class A(a)	979,624	961,700
Spring Airlines Co. Ltd., Class A	106,504	1,058,726

		3,721,369

Auto Components — 1.1%
Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	31,697	952,525
Fuyao Glass Industry Group Co. Ltd., Class A	221,200	1,755,346
Huayu Automotive Systems Co. Ltd., Class A	347,600	1,403,652
Kuang-Chi Technologies Co. Ltd., Class A(a)	221,200	643,251
Ningbo Joyson Electronic Corp., Class A	158,000	442,855
Ningbo Tuopu Group Co. Ltd., Class A	122,600	642,535
Shandong Linglong Tyre Co. Ltd., Class A	126,400	1,085,910
Weifu High-Technology Group Co. Ltd., Class A	94,800	357,313

		7,283,387

Automobiles — 1.5%
BYD Co. Ltd., Class A	195,673	4,796,875
Chongqing Changan Automobile Co. Ltd., Class A(a)	474,000	1,199,592
FAW Jiefang Group Co. Ltd., Class A(a)	316,000	540,317
Great Wall Motor Co. Ltd., Class A	221,289	1,143,675
SAIC Motor Corp. Ltd., Class A	821,606	2,548,010

		10,228,469

Banks — 11.3%
Agricultural Bank of China Ltd., Class A	7,868,400	3,892,628
Bank of Beijing Co. Ltd., Class A	2,275,200	1,674,299
Bank of Chengdu Co. Ltd., Class A	379,277	699,525
Bank of China Ltd., Class A	3,697,200	1,857,645
Bank of Communications Co. Ltd., Class A	4,199,302	3,122,689
Bank of Hangzhou Co. Ltd., Class A	600,488	1,535,488
Bank of Jiangsu Co. Ltd., Class A	1,618,800	1,769,372
Bank of Nanjing Co. Ltd., Class A	1,042,880	1,478,462
Bank of Ningbo Co. Ltd., Class A	632,010	4,126,212
Bank of Shanghai Co. Ltd., Class A	1,516,869	1,918,262
China Construction Bank Corp., Class A	979,600	1,019,226
China Everbright Bank Co. Ltd., Class A	4,234,400	2,474,516
China Merchants Bank Co. Ltd., Class A	2,180,402	17,764,528
China Minsheng Banking Corp. Ltd., Class A	3,792,080	2,755,382
China Zheshang Bank Co. Ltd., Class A	1,801,200	1,099,931
Chongqing Rural Commercial Bank Co. Ltd., Class A	1,011,200	648,771

Security	Shares	Value

Banks (continued)
Huaxia Bank Co. Ltd., Class A	1,390,460	$1,341,373
Industrial & Commercial Bank of China Ltd., Class A	5,719,600	4,536,172
Industrial Bank Co. Ltd., Class A	2,212,047	7,434,647
Jiangsu Changshu Rural Commercial Bank Co. Ltd.,
Class A	299,703	321,556
Ping An Bank Co. Ltd., Class A	2,054,056	7,395,853
Postal Savings Bank of China Co. Ltd., Class A	2,780,800	2,188,235
Qingdao Rural Commercial Bank Corp., Class A	600,400	398,203
Shanghai Pudong Development Bank Co. Ltd., Class A	3,128,420	4,860,686

		76,313,661

Beverages — 12.8%
Anhui Gujing Distillery Co. Ltd., Class A	43,099	1,514,713
Anhui Kouzi Distillery Co. Ltd., Class A	63,200	608,125
Beijing Shunxin Agriculture Co. Ltd., Class A	90,500	694,663
Beijing Yanjing Brewery Co. Ltd., Class A	284,400	324,923
Chongqing Brewery Co. Ltd., Class A	50,195	1,221,284
Jiangsu King’s Luck Brewery JSC Ltd., Class A	126,400	1,044,092
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	161,100	4,794,383
JiuGui Liquor Co. Ltd., Class A	34,200	1,050,689
Kweichow Moutai Co. Ltd., Class A	133,161	41,312,674
Luzhou Laojiao Co. Ltd., Class A	158,400	6,258,763
Shanghai Bairun Investment Holding Group Co. Ltd., Class A	58,800	1,131,939
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	94,844	6,015,406
Sichuan Swellfun Co. Ltd., Class A	58,300	922,042
Tsingtao Brewery Co. Ltd., Class A	68,800	968,019
Wuliangye Yibin Co. Ltd., Class A	410,814	18,100,751

		85,962,466

Biotechnology — 2.1%
Beijing Tiantan Biological Products Corp. Ltd., Class A	158,018	881,413
BGI Genomics Co. Ltd., Class A	47,000	939,005
Chongqing Zhifei Biological Products Co. Ltd., Class A	172,300	6,005,401
Da An Gene Co. Ltd. of Sun Yat-Sen University, Class A	94,840	491,622
Hualan Biological Engineering Inc., Class A	201,248	1,309,224
Jinyu Bio-Technology Co. Ltd., Class A	104,800	353,527
Shanghai RAAS Blood Products Co. Ltd., Class A	600,400	741,641
Shenzhen Kangtai Biological Products Co. Ltd., Class A	69,398	1,938,704
Walvax Biotechnology Co. Ltd., Class A	174,298	1,684,143

		14,344,680

Building Products — 0.4%
Beijing New Building Materials PLC, Class A	189,600	1,353,040
Guangdong Kinlong Hardware Products Co. Ltd., Class A	31,600	925,183
Zhejiang Weixing New Building Materials Co. Ltd., Class A	174,296	633,769

		2,911,992

Capital Markets — 5.9%
Caitong Securities Co. Ltd., Class A	379,247	585,725
Changjiang Securities Co. Ltd., Class A	600,400	672,025
China Galaxy Securities Co. Ltd., Class A	474,000	731,333
China Great Wall Securities Co. Ltd., Class A	221,200	344,367
China International Capital Corp. Ltd., Class A(a)	94,800	731,773
China Merchants Securities Co. Ltd., Class A	790,007	2,286,353
CITIC Securities Co. Ltd., Class A	1,137,600	4,194,541
CSC Financial Co. Ltd., Class A	284,439	1,258,095
Dongxing Securities Co. Ltd., Class A	299,839	477,918
East Money Information Co. Ltd., Class A	916,400	4,567,585
Everbright Securities Co. Ltd., Class A	410,800	952,003
First Capital Securities Co. Ltd., Class A	442,400	446,617
Founder Securities Co. Ltd., Class A(a)	853,200	1,214,834
GF Securities Co. Ltd., Class A	632,000	1,450,942

1

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® MSCI China A ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Capital Markets (continued)
Guangzhou Yuexiu Financial Holdings Group Co. Ltd., Class A	189,600	$377,831
Guolian Securities Co. Ltd., Class A(a)	158,000	339,042
Guosen Securities Co. Ltd., Class A	442,400	718,143
Guotai Junan Securities Co. Ltd., Class A	821,645	2,103,541
Guoyuan Securities Co. Ltd., Class A	474,044	562,842
Haitong Securities Co. Ltd., Class A	1,042,800	1,784,659
Hithink RoyalFlush Information Network Co. Ltd., Class A	63,200	1,061,093
Huaan Securities Co. Ltd., Class A	394,000	370,954
Huatai Securities Co. Ltd., Class A	790,000	1,944,360
Huaxi Securities Co. Ltd., Class A	284,400	410,660
Industrial Securities Co. Ltd., Class A	695,260	977,052
Nanjing Securities Co. Ltd., Class A	410,862	623,120
Northeast Securities Co. Ltd., Class A	252,800	321,259
Orient Securities Co. Ltd., Class A	632,023	860,826
Pacific Securities Co. Ltd. (The), Class A(a)	739,497	424,147
SDIC Capital Co. Ltd., Class A	442,404	885,718
Sealand Securities Co. Ltd., Class A	600,400	390,777
Shanxi Securities Co. Ltd., Class A	379,257	392,253
Shenwan Hongyuan Group Co. Ltd., Class A	2,401,600	1,678,207
Sinolink Securities Co. Ltd., Class A	331,288	619,211
SooChow Securities Co. Ltd., Class A	410,860	503,067
Southwest Securities Co. Ltd., Class A	708,400	492,830
Tianfeng Securities Co. Ltd., Class A	726,800	529,227
Western Securities Co. Ltd., Class A	474,020	617,776
Zheshang Securities Co. Ltd., Class A	379,200	667,140

		39,569,846

Chemicals — 3.6%
Guangzhou Tinci Materials Technology Co. Ltd., Class A	99,960	1,041,580
Hengli Petrochemical Co. Ltd., Class A	632,015	2,897,067
Hengyi Petrochemical Co. Ltd., Class A	392,276	798,701
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	884,800	792,009
Jiangsu Yangnong Chemical Co. Ltd., Class A	31,600	547,254
Kingfa Sci & Tech Co. Ltd., Class A	252,800	890,302
Lomon Billions Group Co. Ltd., Class A	253,009	1,324,040
Rongsheng Petrochemical Co. Ltd., Class A	600,401	2,629,629
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	174,200	1,050,584
Shandong Sinocera Functional Material Co. Ltd., Class A	111,400	852,505
Shanghai Putailai New Energy Technology Co. Ltd., Class A	59,640	747,488
Shenzhen Capchem Technology Co. Ltd., Class A	32,800	390,556
Sinoma Science & Technology Co. Ltd., Class A	158,000	536,409
Sinopec Shanghai Petrochemical Co. Ltd., Class A	632,031	358,601
Skshu Paint Co. Ltd., Class A	31,600	1,157,529
Tongkun Group Co. Ltd., Class A	221,297	783,119
Transfar Zhilian Co. Ltd., Class A	347,633	328,374
Wanhua Chemical Group Co. Ltd., Class A	323,300	5,135,134
Weihai Guangwei Composites Co. Ltd., Class A	63,295	617,944
Zhejiang Juhua Co. Ltd., Class A	284,400	384,280
Zhejiang Longsheng Group Co. Ltd., Class A	347,600	730,307

		23,993,412

Commercial Services & Supplies — 0.3%
Beijing Originwater Technology Co. Ltd., Class A	347,600	377,782
Shanghai M&G Stationery Inc., Class A	94,800	1,339,557

		1,717,339

Communications Equipment — 0.9%
Addsino Co. Ltd., Class A	158,000	415,253
Beijing BDStar Navigation Co. Ltd., Class A(a)	57,700	362,345

Security	Shares	Value

Communications Equipment (continued)
Fiberhome Telecommunication Technologies Co. Ltd., Class A	126,499	$349,085
Guangzhou Haige Communications Group Inc. Co., Class A	252,800	388,090
Hengtong Optic-Electric Co. Ltd., Class A	284,400	508,709
Shenzhen Sunway Communication Co. Ltd., Class A	94,800	411,980
Tianjin 712 Communication & Broadcasting Co. Ltd., Class A	94,800	452,283
Yealink Network Technology Corp. Ltd., Class A	89,255	966,049
Zhongji Innolight Co. Ltd., Class A	86,388	456,891
ZTE Corp., Class A	410,800	1,838,593

		6,149,278

Construction & Engineering — 1.3%
China Gezhouba Group Co. Ltd., Class A	474,013	521,034
China National Chemical Engineering Co. Ltd., Class A	537,210	523,228
China Railway Group Ltd., Class A	2,180,400	1,816,902
China State Construction Engineering Corp. Ltd., Class A	4,487,200	3,426,959
Metallurgical Corp. of China Ltd., Class A	1,959,200	932,902
Power Construction Corp. of China Ltd., Class A	1,643,200	970,421
Shanghai Construction Group Co. Ltd., Class A	979,600	439,191
Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	284,400	406,703

		9,037,340

Construction Materials — 1.1%
Anhui Conch Cement Co. Ltd., Class A	410,800	3,113,858
BBMG Corp., Class A	927,800	398,755
Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	252,887	2,258,188
China Jushi Co. Ltd., Class A	347,600	968,369
Huaxin Cement Co. Ltd., Class A	152,519	517,801
Tangshan Jidong Cement Co. Ltd., Class A	146,497	317,529

		7,574,500

Containers & Packaging — 0.3%
Yunnan Energy New Material Co. Ltd., Class A	94,815	1,972,274

Distributors — 0.1%
Liaoning Cheng Da Co. Ltd., Class A	158,000	550,577
Wuchan Zhongda Group Co. Ltd., Class A	537,299	383,764

		934,341

Diversified Consumer Services — 0.1%
Offcn Education Technology Co. Ltd., Class A	158,000	622,879

Diversified Financial Services — 0.1%
Avic Capital Co. Ltd., Class A	969,501	581,549
Oceanwide Holdings Co. Ltd., Class A	505,690	214,993

		796,542

Electrical Equipment — 4.4%
Contemporary Amperex Technology Co. Ltd., Class A	245,800	14,750,622
Dongfang Electric Corp. Ltd., Class A	284,490	500,953
East Group Co. Ltd., Class A	247,200	239,238
Eve Energy Co. Ltd., Class A	192,682	2,641,340
Fangda Carbon New Material Co. Ltd., Class A(a)	442,428	608,066
Gotion High-tech Co. Ltd., Class A(a)	143,300	769,631
Hongfa Technology Co. Ltd., Class A	80,000	691,614
Jiangsu Zhongtian Technology Co. Ltd., Class A	331,200	523,296
NARI Technology Co. Ltd., Class A	474,010	2,343,540
Shanghai Electric Group Co. Ltd., Class A(a)	1,042,850	823,852
Sungrow Power Supply Co. Ltd., Class A	156,600	2,176,496
Sunwoda Electronic Co. Ltd., Class A	174,299	579,887

2

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® MSCI China A ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Electrical Equipment (continued)
TBEA Co. Ltd., Class A	379,200	$722,833
Topsec Technologies Group Inc., Class A(a)	126,400	354,089
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	379,251	714,722
Zhejiang Chint Electrics Co. Ltd., Class A	221,200	1,138,428

		29,578,607

Electronic Equipment, Instruments & Components — 4.8%
Accelink Technologies Co. Ltd., Class A	69,600	239,197
AVIC Jonhon Optronic Technology Co. Ltd., Class A	123,600	1,302,813
BOE Technology Group Co. Ltd., Class A	3,602,403	4,082,280
Chaozhou Three-Circle Group Co. Ltd., Class A	189,600	1,269,208
Foxconn Industrial Internet Co. Ltd., Class A	790,000	1,680,552
GoerTek Inc., Class A	347,604	2,025,968
Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	66,367	1,367,899
Huagong Tech Co. Ltd., Class A	126,400	394,343
Lens Technology Co. Ltd., Class A	537,200	2,170,111
Leyard Optoelectronic Co. Ltd., Class A	284,400	315,250
Lingyi iTech Guangdong Co., Class A	758,400	966,122
Luxshare Precision Industry Co. Ltd., Class A	726,868	4,153,307
Maxscend Microelectronics Co. Ltd., Class A	28,260	1,866,510
OFILM Group Co. Ltd., Class A	284,400	372,848
Shengyi Technology Co. Ltd., Class A	252,882	912,093
Shennan Circuits Co. Ltd., Class A	45,767	561,655
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	174,200	469,679
Tianma Microelectronics Co. Ltd., Class A	280,100	601,914
Unisplendour Corp. Ltd., Class A	306,495	865,702
Universal Scientific Industrial Shanghai Co. Ltd., Class A	158,000	395,711
Visionox Technology Inc., Class A(a)	158,098	229,753
Wingtech Technology Co. Ltd., Class A	127,700	1,684,017
Wuhan Guide Infrared Co. Ltd., Class A	158,053	852,042
Wuhu Token Science Co. Ltd., Class A	284,400	332,398
WUS Printed Circuit Kunshan Co. Ltd., Class A	189,600	424,437
Wuxi Lead Intelligent Equipment Co. Ltd., Class A	94,800	1,295,588
Zhejiang Dahua Technology Co. Ltd., Class A	331,200	1,201,226

		32,032,623

Energy Equipment & Services — 0.1%
Offshore Oil Engineering Co. Ltd., Class A	474,068	318,813
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	106,785	544,957

		863,770

Entertainment — 1.0%
Beijing Enlight Media Co. Ltd., Class A	299,600	602,595
Beijing Kunlun Tech Co. Ltd., Class A	126,400	362,491
China Film Co. Ltd., Class A	126,400	276,314
G-Bits Network Technology Xiamen Co. Ltd., Class A	5,500	389,435
Giant Network Group Co. Ltd., Class A	189,612	401,599
Mango Excellent Media Co. Ltd., Class A	189,680	1,995,520
Perfect World Co. Ltd., Class A	221,252	728,916
Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd., Class A	221,293	754,709
Zhejiang Century Huatong Group Co. Ltd., Class A(a)	880,282	902,281

		6,413,860

Food & Staples Retailing — 0.4%
DaShenLin Pharmaceutical Group Co. Ltd., Class A	63,200	738,857
Laobaixing Pharmacy Chain JSC, Class A	42,600	353,334
Yifeng Pharmacy Chain Co. Ltd., Class A	63,298	879,254
Yonghui Superstores Co. Ltd., Class A	948,075	816,403

		2,787,848

Security	Shares	Value

Food Products — 5.7%
Angel Yeast Co. Ltd., Class A	94,896	$861,471
Beijing Dabeinong Technology Group Co. Ltd., Class A	474,000	597,231
Chacha Food Co. Ltd., Class A	63,200	527,127
Chongqing Fuling Zhacai Group Co. Ltd., Class A	94,800	585,506
Foshan Haitian Flavouring & Food Co. Ltd., Class A	286,204	7,499,838
Fu Jian Anjoy Foods Co. Ltd., Class A	26,200	1,020,724
Fujian Sunner Development Co. Ltd., Class A	118,500	484,380
Guangdong Haid Group Co. Ltd., Class A	186,899	2,409,792
Heilongjiang Agriculture Co. Ltd., Class A	221,200	518,089
Henan Shuanghui Investment & Development Co. Ltd., Class A	316,000	1,789,984
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	663,600	4,201,136
Jiangxi Zhengbang Technology Co. Ltd., Class A	347,600	791,569
Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd., Class A	94,800	684,141
Juewei Food Co. Ltd., Class A	63,200	843,305
Muyuan Foods Co. Ltd., Class A	399,728	6,989,918
New Hope Liuhe Co. Ltd., Class A	474,000	1,217,912
Qianhe Condiment and Food Co. Ltd., Class A	63,200	321,454
Sanquan Food Co. Ltd., Class A	94,800	291,654
Toly Bread Co. Ltd., Class A	63,299	481,958
Tongwei Co. Ltd., Class A	466,293	2,539,674
Wens Foodstuffs Group Co. Ltd., Class A	688,846	1,532,461
Yihai Kerry Arawana Holdings Co. Ltd., Class A	126,400	1,535,556
Yuan Longping High-Tech Agriculture Co. Ltd., Class A(a)	158,000	412,810

		38,137,690

Health Care Equipment & Supplies — 2.1%
Autobio Diagnostics Co. Ltd., Class A	31,600	596,889
Guangzhou Wondfo Biotech Co. Ltd., Class A	31,600	495,519
Intco Medical Technology Co. Ltd., Class A	37,700	994,030
Jafron Biomedical Co. Ltd., Class A	94,850	1,415,048
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	94,800	466,060
Lepu Medical Technology Beijing Co. Ltd., Class A	189,600	940,621
Ovctek China Inc., Class A	63,200	1,134,959
Shandong Pharmaceutical Glass Co. Ltd., Class A	58,800	372,343
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	107,734	7,767,321

		14,182,790

Health Care Providers & Services — 1.8%
Aier Eye Hospital Group Co. Ltd., Class A	442,448	5,094,580
China National Accord Medicines Corp. Ltd., Class A	31,698	204,840
China National Medicines Corp. Ltd., Class A	90,800	517,566
Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	46,997	1,048,220
Huadong Medicine Co. Ltd., Class A	189,625	1,543,185
Jointown Pharmaceutical Group Co. Ltd., Class A(a)	205,600	538,765
Meinian Onehealth Healthcare Holdings Co. Ltd., Class A(a)	410,840	781,240
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	205,609	711,392
Topchoice Medical Corp., Class A(a)	32,500	1,573,662

		12,013,450

Health Care Technology — 0.1%
Winning Health Technology Group Co. Ltd., Class A	221,288	518,295

Hotels, Restaurants & Leisure — 0.5%
Shanghai Jinjiang International Hotels Co. Ltd., Class A	94,800	896,946
Shenzhen Overseas Chinese Town Co. Ltd., Class A	884,856	1,273,588
Songcheng Performance Development Co. Ltd., Class A	284,472	955,665

		3,126,199

3

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® MSCI China A ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Household Durables — 2.6%
Ecovacs Robotics Co. Ltd., Class A(a)	56,200	$1,424,994
Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., Class A	58,800	340,345
Haier Smart Home Co. Ltd., Class A	663,600	3,398,868
Hangzhou Robam Appliances Co. Ltd., Class A	94,800	562,350
Jason Furniture Hangzhou Co. Ltd., Class A	58,800	729,506
Joyoung Co. Ltd., Class A	95,555	469,772
Midea Group Co. Ltd., Class A	379,200	4,699,879
NavInfo Co. Ltd., Class A	221,200	486,627
Oppein Home Group Inc., Class A	43,683	1,126,458
Shenzhen MTC Co. Ltd., Class A(a)	474,000	425,024
Suofeiya Home Collection Co. Ltd., Class A	48,900	220,144
TCL Technology Group Corp., Class A	1,485,200	2,066,493
Xiamen Intretech Inc., Class A	92,626	582,533
Zhejiang Supor Co. Ltd., Class A	63,298	737,850

		17,270,843

Household Products — 0.1%
C&S Paper Co. Ltd., Class A	158,000	753,317

Independent Power and Renewable Electricity Producers — 1.9%
China National Nuclear Power Co. Ltd., Class A	1,485,208	1,198,573
China Yangtze Power Co. Ltd., Class A	2,338,488	7,219,709
Huadian Power International Corp. Ltd., Class A	739,200	388,550
Huaneng Power International Inc., Class A	821,600	536,018
SDIC Power Holdings Co. Ltd., Class A	726,800	1,112,389
Shanghai Electric Power Co. Ltd., Class A	268,305	292,017
Shenergy Co. Ltd., Class A	505,631	443,224
Shenzhen Energy Group Co. Ltd., Class A	379,218	496,568
Sichuan Chuantou Energy Co. Ltd., Class A	442,400	770,123

		12,457,171

Insurance — 3.0%
China Life Insurance Co. Ltd., Class A	284,400	1,454,020
China Pacific Insurance Group Co. Ltd., Class A	726,800	3,695,603
Hubei Biocause Pharmaceutical Co. Ltd., Class A	600,400	354,577
New China Life Insurance Co. Ltd., Class A	221,200	1,662,330
People’s Insurance Co. Group of China Ltd. (The), Class A	632,000	592,101
Ping An Insurance Group Co. of China Ltd., Class A	1,137,623	12,750,959

		20,509,590

IT Services — 0.3%
Beijing Sinnet Technology Co. Ltd., Class A	189,699	413,515
China TransInfo Technology Co. Ltd., Class A	189,600	438,800
DHC Software Co. Ltd., Class A	379,200	400,401
Lakala Payment Co. Ltd., Class A	90,200	455,438
Wangsu Science & Technology Co. Ltd., Class A	316,023	271,155

		1,979,309

Life Sciences Tools & Services — 1.0%
Hangzhou Tigermed Consulting Co. Ltd., Class A	36,604	885,681
Maccura Biotechnology Co. Ltd., Class A	58,800	432,158
WuXi AppTec Co. Ltd., Class A	231,140	5,672,772

		6,990,611

Machinery — 2.8%
Avic Aviation High-Technology Co. Ltd., Class A	158,000	586,484
China Shipbuilding Industry Co. Ltd., Class A(a)	2,464,800	1,558,517
Hefei Meiya Optoelectronic Technology Inc., Class A	79,887	593,068
Inner Mongolia First Machinery Group Co. Ltd., Class A	184,300	295,183
Jiangsu Hengli Hydraulic Co. Ltd., Class A	142,924	1,900,247
Sany Heavy Industry Co. Ltd., Class A	884,850	4,224,287
Shenzhen Inovance Technology Co. Ltd., Class A	189,641	2,622,522
Siasun Robot & Automation Co. Ltd., Class A(a)	189,600	282,860

Security	Shares	Value

Machinery (continued)
Weichai Power Co. Ltd., Class A	632,000	$1,769,465
XCMG Construction Machinery Co. Ltd., Class A	785,000	895,638
Yantai Eddie Precision Machinery Co. Ltd., Class A	58,800	555,606
Zhejiang Dingli Machinery Co. Ltd., Class A	58,698	665,989
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	379,231	1,255,827
Zhengzhou Yutong Bus Co. Ltd., Class A	252,800	531,914
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	726,800	1,327,001

		19,064,608

Marine — 0.4%
COSCO SHIPPING Holdings Co. Ltd., Class A(a)	1,011,200	2,857,721

Media — 0.6%
China South Publishing & Media Group Co. Ltd., Class A	189,682	299,404
Focus Media Information Technology Co. Ltd., Class A	1,548,460	2,580,627
Leo Group Co. Ltd., Class A	726,800	276,412
NanJi E-Commerce Co. Ltd., Class A	284,400	355,261
Oriental Pearl Group Co. Ltd., Class A	379,299	516,025

		4,027,729

Metals & Mining — 3.6%
Aluminum Corp. of China Ltd., Class A(a)	1,390,400	954,397
Baoshan Iron & Steel Co. Ltd., Class A	2,338,470	3,119,960
Chifeng Jilong Gold Mining Co. Ltd., Class A(a)	184,600	432,651
China Molybdenum Co. Ltd., Class A	1,864,400	1,674,641
China Northern Rare Earth Group High-Tech Co. Ltd., Class A(a)	394,000	1,239,559
Ganfeng Lithium Co. Ltd., Class A	119,650	2,025,320
GEM Co. Ltd., Class A	505,696	781,801
Guangdong HEC Technology Holding Co. Ltd., Class A(a)	347,600	252,034
Guangdong Hongda Blasting Co. Ltd., Class A	91,400	392,541
Hesteel Co. Ltd., Class A(a)	1,169,200	460,931
Hunan Valin Steel Co. Ltd., Class A	663,640	806,421
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A(a)	4,834,800	1,098,759
Jiangsu Shagang Co. Ltd., Class A	221,200	336,501
Jiangxi Copper Co. Ltd., Class A	221,200	908,280
Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A(a)	948,000	326,828
Shandong Gold Mining Co. Ltd., Class A	379,228	1,135,043
Shandong Nanshan Aluminum Co. Ltd., Class A	1,200,800	709,154
Shanxi Taigang Stainless Steel Co. Ltd., Class A	600,400	591,271
Tongling Nonferrous Metals Group Co. Ltd., Class A	1,106,000	487,311
Xiamen Tungsten Co. Ltd., Class A	126,498	377,635
Yintai Gold Co. Ltd., Class A	284,420	376,832
Zhejiang Huayou Cobalt Co. Ltd., Class A(a)	126,400	1,597,892
Zhongjin Gold Corp. Ltd., Class A	505,600	669,094
Zijin Mining Group Co. Ltd., Class A	2,085,600	3,556,420

		24,311,276

Multiline Retail — 0.1%
Wangfujing Group Co. Ltd., Class A	90,200	465,618

Oil, Gas & Consumable Fuels — 1.5%
China Merchants Energy Shipping Co. Ltd., Class A	726,899	551,775
China Petroleum & Chemical Corp., Class A	2,749,243	1,819,129
China Shenhua Energy Co. Ltd., Class A	600,499	1,783,389
COSCO SHIPPING Energy Transportation Co. Ltd., Class A	379,249	357,066
Guanghui Energy Co. Ltd., Class A(a)	821,600	387,406
PetroChina Co. Ltd., Class A	2,275,200	1,494,910
Shaanxi Coal Industry Co. Ltd., Class A	853,201	1,483,920
Shanxi Coking Coal Energy Group Co. Ltd., Class A	442,460	385,114

4

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® MSCI China A ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	347,600	$480,960
Shanxi Meijin Energy Co. Ltd., Class A(a)	410,800	499,183
Yanzhou Coal Mining Co. Ltd., Class A	284,400	571,143

		9,813,995

Paper & Forest Products — 0.1%
Shandong Sun Paper Industry JSC Ltd., Class A	252,800	626,103

Personal Products — 0.3%
By-Health Co. Ltd., Class A	189,600	958,501
Proya Cosmetics Co. Ltd., Class A	17,900	505,728
Shanghai Jahwa United Co. Ltd., Class A	80,000	729,707

		2,193,936

Pharmaceuticals — 4.7%
Apeloa Pharmaceutical Co. Ltd., Class A	94,800	455,801
Asymchem Laboratories Tianjin Co. Ltd., Class A	28,500	1,449,156
Betta Pharmaceuticals Co. Ltd., Class A	46,912	776,022
Changchun High & New Technology Industry Group Inc., Class A	41,640	3,203,300
Chengdu Kanghong Pharmaceutical Group Co. Ltd., Class A	80,000	267,023
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	111,400	430,386
Dong-E-E-Jiao Co. Ltd., Class A	63,200	347,347
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	158,000	748,432
Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	94,800	282,567
Humanwell Healthcare Group Co. Ltd., Class A	158,000	804,125
Jiangsu Hengrui Medicine Co. Ltd., Class A	573,452	7,455,891
Jilin Aodong Pharmaceutical Group Co. Ltd., Class A	126,460	297,560
Joincare Pharmaceutical Group Industry Co. Ltd., Class A	189,600	430,886
Livzon Pharmaceutical Group Inc., Class A	63,200	459,221
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	94,820	675,050
Shandong Buchang Pharmaceuticals Co. Ltd., Class A	126,423	446,405
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	221,263	2,060,631
Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class A	111,400	279,002
Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	111,400	630,165
Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	126,400	548,133
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	158,000	530,791
Tianjin Chase Sun Pharmaceutical Co. Ltd., Class A	316,084	213,545
Tonghua Dongbao Pharmaceutical Co. Ltd., Class A	221,200	453,114
Yifan Pharmaceutical Co. Ltd., Class A	126,496	349,859
Yunnan Baiyao Group Co. Ltd., Class A	132,400	2,201,430
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A.	63,499	3,330,965
Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	162,404	545,334
Zhejiang NHU Co. Ltd., Class A	221,298	1,338,048
Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., Class A	63,200	716,873

		31,727,062

Real Estate Management & Development — 2.5%
China Fortune Land Development Co. Ltd., Class A	252,800	217,690
China Merchants Property Operation & Service Co. Ltd., Class A	94,800	309,241
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	601,237	1,080,086
China Vanke Co. Ltd., Class A	1,042,800	4,541,448
Financial Street Holdings Co. Ltd., Class A	331,266	317,523
Gemdale Corp., Class A	505,618	919,256

Security	Shares	Value

Real Estate Management & Development (continued)
Greenland Holdings Corp. Ltd., Class A	869,000	$761,744
Jiangsu Zhongnan Construction Group Co. Ltd., Class A	410,800	449,645
Jinke Properties Group Co. Ltd., Class A	568,800	580,377
Poly Developments and Holdings Group Co. Ltd., Class A	1,264,000	2,735,783
RiseSun Real Estate Development Co. Ltd., Class A	505,637	481,533
Seazen Holdings Co. Ltd., Class A	244,866	1,705,035
Shanghai Lingang Holdings Corp. Ltd., Class A	158,000	502,700
Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	158,000	443,832
Xinhu Zhongbao Co. Ltd., Class A	916,400	436,357
Yango Group Co. Ltd., Class A	442,400	391,901
Youngor Group Co. Ltd., Class A	442,494	508,280
Zhongtian Financial Group Co. Ltd., Class A(a)	758,492	324,816

		16,707,247

Road & Rail — 0.4%
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	1,264,000	1,149,029
Daqin Railway Co. Ltd., Class A	1,611,646	1,714,212

		2,863,241

Semiconductors & Semiconductor Equipment — 3.8%
GCL System Integration Technology Co. Ltd., Class A(a)	663,600	319,061
Gigadevice Semiconductor Beijing Inc., Class A	46,898	1,400,991
Hangzhou First Applied Material Co. Ltd., Class A	60,500	855,447
Hangzhou Silan Microelectronics Co. Ltd., Class A	126,400	703,682
Ingenic Semiconductor Co. Ltd., Class A(a)	33,200	361,854
JA Solar Technology Co. Ltd., Class A(a)	121,600	489,720
JCET Group Co. Ltd., Class A(a)	158,000	898,900
LONGi Green Energy Technology Co. Ltd., Class A	410,824	6,313,187
NAURA Technology Group Co. Ltd., Class A	51,300	1,313,520
Sanan Optoelectronics Co. Ltd., Class A	474,096	1,839,698
SG Micro Corp., Class A	15,200	616,380
Shenzhen Goodix Technology Co. Ltd., Class A	48,400	851,519
Shenzhen SC New Energy Technology Corp., Class A	31,600	539,633
Tianjin Zhonghuan Semiconductor Co. Ltd., Class A	316,099	1,350,238
Tianshui Huatian Technology Co. Ltd., Class A	316,000	625,322
TongFu Microelectronics Co. Ltd., Class A(a)	158,000	521,997
Unigroup Guoxin Microelectronics Co. Ltd., Class A	63,200	1,144,241
Will Semiconductor Co. Ltd. Shanghai, Class A	94,800	4,433,580
Wuxi Taiji Industry Co. Ltd., Class A	252,800	303,672
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	151,401	905,361

		25,788,003

Software — 1.5%
Beijing E-Hualu Information Technology Co. Ltd., Class A	63,200	240,260
Beijing Shiji Information Technology Co. Ltd., Class A	63,272	279,270
Beijing Thunisoft Corp. Ltd., Class A	94,800	262,342
China National Software & Service Co. Ltd., Class A	58,700	419,082
Hundsun Technologies Inc., Class A	115,359	1,638,801
Iflytek Co. Ltd., Class A	221,250	1,743,430
Sangfor Technologies Inc., Class A	42,300	1,788,497
Shanghai Baosight Software Co. Ltd., Class A	94,800	929,189
Thunder Software Technology Co. Ltd., Class A	47,700	990,746
Yonyou Network Technology Co. Ltd., Class A	347,649	1,784,373

		10,075,990

Specialty Retail — 1.7%
China Tourism Group Duty Free Corp. Ltd., Class A	210,941	10,174,385
Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	347,600	633,578
Suning.com Co. Ltd., Class A	821,600	845,943

		11,653,906

5

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® MSCI China A ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Technology Hardware, Storage & Peripherals — 0.4%
China Greatwall Technology Group Co. Ltd., Class A	316,000	$576,957
GRG Banking Equipment Co. Ltd., Class A	252,800	504,947
Inspur Electronic Information Industry Co. Ltd., Class A	159,760	667,113
Ninestar Corp., Class A	112,310	440,673
Shenzhen Kaifa Technology Co. Ltd., Class A	158,000	421,848

		2,611,538

Textiles, Apparel & Luxury Goods — 0.1%
Zhejiang Semir Garment Co. Ltd., Class A	252,800	457,657

Trading Companies & Distributors — 0.1%
Xiamen C & D Inc., Class A	299,800	375,888

Transportation Infrastructure — 0.3%
Guangzhou Baiyun International Airport Co. Ltd., Class A	252,898	475,429
Shanghai International Airport Co. Ltd., Class A	111,422	846,472
Shanghai International Port Group Co. Ltd., Class A	1,011,200	723,810

Security	Shares	Value

Transportation Infrastructure (continued)
Shenzhen Airport Co. Ltd., Class A	205,600	$271,130

		2,316,841

Water Utilities — 0.0%
Luenmei Quantum Co. Ltd., Class A	158,035	222,087

Total Common Stocks — 100.0% (Cost: $471,394,030)		672,684,003

Total Investments in Securities — 100.0% (Cost: $471,394,030)		672,684,003

Other Assets, Less Liabilities — 0.0%		256,407

Net Assets — 100.0%		$672,940,410

(a)	Non-income producing security.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
FTSE China A50 Index	2	05/28/21	$35	$(132)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$672,684,003	$—	$—	$672,684,003

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(132)	$—	$—	$(132)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

JSC	Joint Stock Company

6